Decommissioning And Restoration Liability - Summary of Decommissioning and Restoration Liability Activity (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Decommissioning And Restoration Liability [Line Items]
Balance, beginning of year	$ 54,922	$ 29,200
Addition of balance at the time of KDI acquisition		173
Change in estimate of discounted cash flows	2,490	24,892
Accretion recorded during the year	1,104	657
Balance, end of the year	58,516	54,922
Less: current portion of decommissioning and restoration liability	2,445	0
Non-current decommissioning and restoration liability	56,071	54,922
GK Mine [Member]
Decommissioning And Restoration Liability [Line Items]
Balance, beginning of year	54,756	29,200
Addition of balance at the time of KDI acquisition		0
Change in estimate of discounted cash flows	571	24,900
Accretion recorded during the year	1,102	656
Balance, end of the year	56,429	54,756
Less: current portion of decommissioning and restoration liability	2,445
Non-current decommissioning and restoration liability	53,984
KNP [Member]
Decommissioning And Restoration Liability [Line Items]
Balance, beginning of year	166	0
Addition of balance at the time of KDI acquisition		173
Change in estimate of discounted cash flows	1,919	(8)
Accretion recorded during the year	2	1
Balance, end of the year	2,087	$ 166
Less: current portion of decommissioning and restoration liability	0
Non-current decommissioning and restoration liability	$ 2,087